Income and Expenses from Fees and Commissions (Tables)	12 Months Ended
Dec. 31, 2019
Fee and commission income (expense) [abstract]
Schedule of income and expenses for fees and commissions

	2017	2018	2019
	MCh$	MCh$	MCh$
Income from fees and commissions
Debit and credit card services	155,572	167,201	185,878
Investments in mutual funds and others	86,103	91,173	101,046
Use of distribution channel and access to customers	18,204	20,974	65,243
Collections and payments	50,343	52,717	56,389
Portfolio management	43,915	46,730	47,816
Fees for insurance transactions	30,163	32,886	37,035
Guarantees and letter of credit	24,485	25,021	26,101
Trading and securities management	18,741	24,632	21,878
Brand use agreement	14,515	14,840	16,494
Lines of credit and overdrafts	5,000	4,837	4,716
Financial advisory services	5,536	5,046	4,393
Other fees earned	19,125	19,057	22,183
Total income from fees and commissions	471,702	505,114	589,172

Expenses from fees and commissions
Credit card transactions	(96,872)	(113,403)	(97,823)
Interbank transactions	(13,189)	(16,554)	(20,133)
Collections and payments	(6,206)	(6,546)	(6,284)
Securities transactions	(6,802)	(7,544)	(5,943)
Sales force	(213)	(258)	(404)
Other fees	(746)	(854)	(1,283)
Total expenses from fees and commissions	(124,028)	(145,159)	(131,870)